Goodwill And Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangibles [Abstract]
Goodwill And Other Intangibles

NOTE 8 GOODWILL AND OTHER INTANGIBLES

GOODWILL

The following tables present changes in the goodwill balances as allocated to each business segment for the years ended December 31, 2011 and 2010:

In millions	Industrial Packaging		Printing Papers	Consumer Packaging	Distribution	Total
Balance as of January 1, 2011
Goodwill	$1,151		$2,418	$1,768	$400	$5,737
Accumulated impairment losses (a)	0		(1,765)	(1,664)	0	(3,429)
	$1,151		$653	$104	$400	$2,308
Reclassifications and other (b)	(1)		(67)	5	0	(63)
Additions/reductions	7	(c)	88 (d)	6 (e)	0	101
Balance as of December 31, 2011
Goodwill	1,157		2,439	1,779	400	5,775
Accumulated impairment losses (a)	0		(1,765)	(1,664)	0	(3,429)
Total	$1,157		$674	$115	$400	$2,346

(a)	Represents accumulated goodwill impairment charges since the adoption of ASC 350, "Intangibles – Goodwill and Other" in 2002.
(b)	Represents the effects of foreign currency translations and reclassifications.
(c)	Represents purchase price adjustments related to the finalization of the SCA Packaging Asia acquisition.
(d)

Reflects an increase related to the acquisition of Andhra Pradesh Paper Mills in India partially offset by a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in Brazil.

(e)	Represents the joint venture between IP Asia and Sun Paper Industry Co, Ltd.

In millions	Industrial Packaging		Printing Papers		Consumer Packaging	Distribution	Total
Balance as of January 1, 2010
Goodwill	$1,131		$2,423		$1,765	$400	$5,719
Accumulated impairment losses (a)	0		(1,765)		(1,664)	0	(3,429)
	$1,131		$658		$101	$400	$2,290
Reclassifications and other (b)	(3)		22		3	0	22
Additions/reductions	23	(c)	(27	)(d)	0	0	(4)
Balance as of December 31, 2010
Goodwill	1,151		2,418		1,768	400	5,737
Accumulated impairment losses (a)	0		(1,765)		(1,664)	0	(3,429)
Total	$1,151		$653		$104	$400	$2,308

(a)	Represents accumulated goodwill impairment charges since the adoption of ASC 350, "Intangibles – Goodwill and Other" in 2002.
(b)	Represents the effects of foreign currency translations and reclassifications.
(c)	Represents purchase price adjustments related to the SCA Packaging Asia acquisition.
(d)	Reflects a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in Brazil.

No goodwill impairment charges were recorded in 2011, 2010 or 2009.

OTHER INTANGIBLES

Identifiable intangible assets were comprised of the following:

	2011		2010
In millions at December 31	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships and lists	$227	$82	$245	$74
Non-compete agreements	72	19	20	18
Tradenames, patents and trademarks	51	21	33	10
Land and water rights	60	3	24	3
Fuel and power agreements	30	16	21	12
Software	37	29	38	25
Other	27	13	40	18
Total (a)	$504	$183	$421	$160

(a)	The increase in 2011 is primarily due to the acquisition of APPM and the establishment of the Shandong IP & Sun Food Packaging Co., Ltd. joint venture in China.

The Company recognized the following amounts as amortization expense related to intangible assets:

In millions	2011	2010	2009
Amortization expense related to intangible assets	$32	$31	$34

Based on current intangibles subject to amortization, estimated amortization expense for each of the succeeding years is as follows: 2012 – $39 million, 2013 – $36 million, 2014 – $33 million, 2015 – $27 million, 2016 – $26 million, and cumulatively thereafter – $160 million.